Fair Value Measurements (Schedule Of Reconciliation Of The Beginning And Ending Fair Values Of Financial Instruments Valued Using Significant Unobservable Inputs (Level 3) On A Recurring Basis) (Details) (Fuel Swap Contract Assets (Liabilities) [Member], USD $)
In Millions, unless otherwise specified
	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Fuel Swap Contract Assets (Liabilities) [Member]
Reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 1	$ 2
Total gains (realized and unrealized):
Included in earnings		1
Included in accumulated other comprehensive income	(2)	(2)
Settlements, net		(1)
Balance at the end of the period	$ (1)